General (Tables)	12 Months Ended
Dec. 31, 2018
General [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	Based on a preliminary PPA performed by independent advisors, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from the seller as follows:

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$39,405
Employees benefit liabilities, net	(386,101)
Premises evacuation	370,089
Backlog	18,600	mainly 10
Technology	52,905	mainly 8
Customer relationships	52,131	mainly 10
Goodwill	351,426
	$498,455
Based on a purchase price allocation ("PPA") performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	52,509
Technology	21,128	15 years
Customer relationships	13,924	15 years
Trademark	4,960	20 years
Goodwill	31,060
	123,581

Schedule Supplemental Consolidated Pro Forma Financial Results	Following are the supplemental consolidated financial results of the Company on an unaudited pro forma basis, as if the IMI acquisition had been consummated on January 1, 2017 (unaudited):

	December 31,
	2018	2017
Proforma revenue	4,028,656	3,941,825
Proforma net income (loss)	(18,758)	216,109

Proforma earning (loss) per share:
Basic	(0.44)	5.06
Diluted	(0.44)	5.05

Total Expenses Related to Acquisition and Other Non-recurring Expenses	Total expenses related to the IMI acquisition and other non-recurring expenses amounted to approximately $69,464, as follows:

Expense type	2018
Inventory write-off	$43,487
Employees related costs(*)	12,709
Long lived assets write-off	2,700
Intangibles write-off	5,520
Other	5,048
$69,464

Expense category	2018
Cost of revenue	$66,636
Marketing and selling	128
Other income	2,700
$69,464

(*)
Employees related costs represent non-recurring expenses related to certain reorganizational activities, primarily related to one-time payments to certain Israeli subsidiaries' employees under collective bargaining agreements. In addition, other income includes impairment charges on one of the Company's affiliates that was assessed to be impaired given the more advanced IMI technology.